Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Long-Lived Assets (Property and Equipment, Net) by Geographic Area

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Taiwan	17,317	16,799	24,066
United States	91	58	54
Korea	2,980	2,226	1,773
China	4,340	4,303	4,302

	24,728	23,386	30,195

Customer Lists
Net Sales	Major customers representing at least 10% of net sales

	Year Ended December 31
	2011		2012		2013
	US$	%	US$	%	US$	%
Samsung	61,370	28	98,368	35	36,037	16
SK Hynix	*	*	*	*	67,977	30
*	Less than 10%

Product
Net Sales

The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Mobile Storage	152,838	202,093	185,488
Mobile Communications	56,629	67,564	31,022
Other products	14,378	11,713	8,798

	223,845	281,370	225,308

Country
Net Sales

The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Taiwan	61,174	74,034	47,653
United States	25,535	20,230	22,528
Japan	2,769	5,363	3,936
Korea	78,718	137,797	115,287
China	49,000	37,507	29,129
Others	6,649	6,439	6,775

	223,845	281,370	225,308